UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-4084

Hawaiian Tax-Free Trust

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:

(212) 697-6666

Date of fiscal year end:   03/31/21

Date of reporting period:  09/30/21

FORM N-CSRS

ITEM 1.     REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2021

Hawaiian Tax-Free Trust Interest Rates: Lower for Longer? Serving Hawaii investors since 1985

November, 2021

Dear Fellow Shareholder:

The municipal bond market remains focused on key factors that drive interest rates, which is generally paramount on the minds of municipal bond investors. Included in these factors are Federal monetary and fiscal policies, both of which can have a direct impact on interest rates and, in turn, bond prices. So, what does this mean and how might it impact the municipal bond market and, specifically, your Trust?

Federal Reserve Tapering and Interest Rates

Much of the Federal Reserve (the “Fed”) activity and overall monetary policy is data dependent. The Fed carefully analyzes economic data and monitors current and projected growth. At its Federal Open Market Committee (“FOMC”) meeting in September, the Fed announced that it was preparing to reduce the pace of its monthly bond purchases, a process referred to as “tapering.” That is, tapering the pace of quantitative easing, also known as “QE,” which has been the Fed’s recent monetary policy to help stimulate U.S. economic growth in the wake of the ongoing pandemic. This announcement signaled the beginning of a shift in policy and prompted a change in market sentiment. In early November, the Fed announced that the tapering would begin “later this month” with reductions of $15 billion each month – $10 billion in U.S. Treasuries and $5 billion in mortgage-backed securities – from the current $120 billion a month that the Fed had been buying to reduce outstanding debt. The FOMC also voted to keep the 0%-0.25% target range of the federal funds rate, which affects the general level of interest rates and, subsequently, bond yields. The FOMC stressed that investors should not view the reduction in purchases as a signal that rate hikes are imminent. Officials have said they don’t envision rate hikes will begin until tapering is finished, which based on the current schedule will conclude around July, 2022.

The Potential Impact on Municipal Bond Yields

Much of the municipal bond market’s activity is influenced by the U.S. Treasury market, as determined by the yield ratio of municipal bonds to U.S. Treasury bonds. Municipal/Treasury ratios compare the current yield of municipal bonds to U.S. Treasury bonds and are used to help assess relative value. These ratios neared historical high levels in 2020, fueled by pandemic-related credit fears, only to reverse course during 2021. From a municipal bond perspective, current Municipal/Treasury ratios may generally be considered favorable in terms of offering enhanced relative value.

NOT A PART OF THE SEMI-ANNUAL REPORT

Although yields on municipal bonds have drifted upward, they continue to hover near historical lows. Fixed income investors still find themselves in a low interest rate environment, wondering when they may see more of an opportunity to earn attractive yields on their investments.

While uncertainty remains in terms of when longer term rates may rise, it is important to remember that all too often investors get caught in the trap of trying to “time the market.” Very few people are consistently right in calling securities market or interest rate movements.

Instead of concentrating on what the market is or isn’t doing, we believe:

•	It is prudent to focus on your goals, your time frame for achieving them, and your tolerance for risk. We generally recommend working with a financial professional to develop an asset allocation model to best address these important factors.
•	Actively managed mutual funds may play an important role in your asset allocation model. Fund portfolio managers actively manage fund holdings over time, implementing various strategies based on market expectations that may mitigate the impact of market volatility. For example, fund holdings may be altered by quality rating (with a goal to manage credit risk that may increase with rising rates), as well as by maturity date and coupon (thereby adjusting portfolio duration, or the sensitivity of the fund to movements in interest rates – lower portfolio duration reduces sensitivity to changes in rates).
•	Dollar-cost averaging may also be an important part of your investment plan. Investing a set amount of money on a regular basis regardless of whether the market is up or down removes timing the market from your investment equation. This approach doesn’t guarantee a profit on your shares, nor will it protect against a loss if you redeem your investment in a declining market. However, it generally provides a balanced outcome over the longer term. When interest rates increase and share prices decline, as is bound to happen at some point, you may view that downturn as an opportunity to acquire more shares at a lower price.

The Aquila Advantage

Aquila Group of Funds’ portfolio management teams are locally-based in the states where they invest, providing a distinct advantage that is a hallmark of our investment process. By having an up-close perspective on the economy and bond issuers in their local municipalities, cities and states, our Fund managers are able to gain valuable insights into what’s happening “on the ground” and optimize the investment decision-making process.

NOT A PART OF THE SEMI-ANNUAL REPORT

Our investment professionals draw upon their many years of experience in analyzing securities, observing market and economic cycles, and recognizing risks and opportunities. Today’s investment landscape is no exception. Regardless of Federal monetary policy and the direction of interest rates, each of our municipal bond funds is actively managed, consistently maintaining broadly diversified, high-quality portfolios, generally with an intermediate average maturity. We remain committed to effective risk management, seeking to provide our shareholders with an appropriate level of risk-adjusted returns.

As always, thank you for being a valued shareholder of Aquila Group of Funds.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Rates of inflation have recently risen. These conditions may continue, recur, worsen or spread.

The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures will not be known for some time.

Some interest rates are very low. The value of your investment may go down if and when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Trust.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2021 (unaudited)

Principal Amount	General Obligation Bonds (41.0%)	Ratings Moody’s, S&P and Fitch	Value
	City & County (24.6%)
	City and County of Honolulu, Hawaii, Series A
$ 1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$ 1,094,870
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,535,380
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	5,935,227
1,735,000	5.000%, 10/01/29	Aa1/NR/AA+	2,031,858
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,509,586
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,160,370
	City and County of Honolulu, Hawaii, Series 2018A
1,130,000	5.000%, 09/01/32	Aa1/NR/AA+	1,419,562
	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,762,950
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,284,752
	City and County of Honolulu, Hawaii, Series 2020A, Rail Transit Project
500,000	4.000%, 09/01/36	Aa1/NR/AA+	594,550
640,000	4.000%, 09/01/39	Aa1/NR/AA+	752,915
500,000	4.000%, 09/01/40	Aa1/NR/AA+	586,540
	City and County of Honolulu, Hawaii, Series 2021A
4,405,000	4.000%, 07/01/34	Aa1/NR/AA+	5,419,295
6,430,000	4.000%, 07/01/36	Aa1/NR/AA+	7,824,281
	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,395,225
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,196,700
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,222,350
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,177,440
	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,679,550
	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,212,143
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,290,080

1  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	City & County (continued)
	City and County of Honolulu, Hawaii, Series 2020B, Rail Transit Project
$ 5,020,000	5.000%, 03/01/31	Aa1/NR/AA+	$ 6,551,552
	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,131,328
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	3,222,987
2,095,000	5.000%, 10/01/27	Aa1/NR/AA+	2,459,802
4,510,000	5.000%, 10/01/28	Aa1/NR/AA+	5,283,600
575,000	5.000%, 10/01/29	Aa1/NR/AA+	673,382
	City and County of Honolulu, Hawaii, Series 2019C
1,075,000	4.000%, 08/01/26	Aa1/NR/AA+	1,248,731
1,020,000	4.000%, 08/01/29	Aa1/NR/AA+	1,248,256
3,000,000	4.000%, 08/01/36	Aa1/NR/AA+	3,549,690
1,525,000	4.000%, 08/01/43	Aa1/NR/AA+	1,775,329
	City and County of Honolulu, Hawaii, Series 2020C
2,000,000	4.000%, 07/01/36	Aa1/NR/AA+	2,392,180
1,000,000	3.000%, 07/01/37	Aa1/NR/AA+	1,096,780
1,000,000	4.000%, 07/01/39	Aa1/NR/AA+	1,182,900
	City and County of Honolulu, Hawaii, Series 2021D, Rail Transit Project
1,140,000	3.000%, 07/01/32	Aa1/NR/AA+	1,300,432
	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,244,078
	City and County of Honolulu, Hawaii, Series 2020F
175,000	5.000%, 07/01/33	Aa1/NR/AA+	227,824
1,250,000	5.000%, 07/01/35	Aa1/NR/AA+	1,617,275
	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA/NR	1,762,950
	County of Hawaii, 2016-Series A
1,020,000	4.000%, 09/01/35	Aa2/AA/NR	1,143,716

2  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	City & County (continued)
	County of Hawaii, 2017-Series A
$ 2,365,000	5.000%, 09/01/27	Aa2/NR/AA+	$ 2,896,747
1,970,000	5.000%, 09/01/28	Aa2/NR/AA+	2,398,475
4,175,000	5.000%, 09/01/29	Aa2/NR/AA+	5,079,848
	County of Hawaii, 2016-Series C
370,000	5.000%, 09/01/27	Aa2/AA/NR	439,142
	County of Hawaii, 2017-Series D
2,445,000	4.000%, 09/01/28	Aa2/NR/AA+	2,847,912
1,000,000	4.000%, 09/01/31	Aa2/NR/AA+	1,145,690
	County of Hawaii, 2020-Series A
1,050,000	5.000%, 09/01/25	Aa2/AA/AA+	1,234,065
2,000,000	5.000%, 09/01/29	Aa2/AA/AA+	2,609,160
2,250,000	5.000%, 09/01/31	Aa2/AA/AA+	2,972,790
1,000,000	5.000%, 09/01/37	Aa2/AA/AA+	1,293,870
	County of Kauai, Hawaii, 2017 Series
250,000	4.000%, 08/01/22	Aa2/NR/AA	257,912
300,000	3.000%, 08/01/24	Aa2/NR/AA	322,455
220,000	5.000%, 08/01/25	Aa2/NR/AA	257,684
235,000	5.000%, 08/01/26	Aa2/NR/AA	283,516
285,000	5.000%, 08/01/28	Aa2/NR/AA	352,742
825,000	2.500%, 08/01/29	Aa2/NR/AA	888,665
385,000	5.000%, 08/01/30	Aa2/NR/AA	473,523
200,000	4.000%, 08/01/32	Aa2/NR/AA	230,568
200,000	5.000%, 08/01/37	Aa2/NR/AA	241,400
	County of Kauai, Hawaii, 2021A Series
1,000,000	5.000%, 08/01/23	Aa2/NR/AA	1,086,710
	County of Maui, Hawaii
1,045,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,086,058
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,074,240
	County of Maui, Hawaii, Series 2014 Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	1,960,971
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,095,652
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,518,722
	County of Maui, Hawaii, Series 2018
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,051,030
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,390,881

3  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	City & County (continued)
	County of Maui, Hawaii, Series 2020
$ 800,000	3.000%, 03/01/31	Aa1/AA+/AA+	$ 899,296
1,250,000	5.000%, 03/01/33	Aa1/AA+/AA+	1,620,075
1,275,000	5.000%, 03/01/34	Aa1/AA+/AA+	1,641,282
	County of Maui, Hawaii, Series 2021
1,000,000	4.000%, 03/01/37	Aa1/AA+/AA+	1,207,050
	Total City & County		157,056,547

	State (16.4%)
	State of Hawaii, Series EE
2,915,000	5.000%, 11/01/25	Aa2/AA+/AA	3,064,161
	State of Hawaii, Series EF
3,000,000	5.000%, 11/01/24	Aa2/AA+/AA	3,154,500
	State of Hawaii, Series EH
4,170,000	5.000%, 08/01/25	Aa2/AA+/AA	4,525,951
	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa2/AA+/AA	2,223,897
	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa2/AA+/AA	4,508,440
2,000,000	5.000%, 08/01/28	Aa2/AA+/AA	2,251,200
2,045,000	5.000%, 08/01/29	Aa2/AA+/AA	2,301,852
3,095,000	5.000%, 08/01/30	Aa2/AA+/AA	3,483,732
	State of Hawaii, Series EP, Refunding
5,075,000	5.000%, 08/01/23	Aa2/AA+/AA	5,518,961
5,000,000	5.000%, 08/01/24	Aa2/AA+/AA	5,661,250
5,280,000	5.000%, 08/01/25	Aa2/AA+/AA	5,971,891
5,300,000	5.000%, 08/01/26	Aa2/AA+/AA	5,981,686
	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa2/AA+/AA	227,910
1,980,000	5.000%, 10/01/30	Aa2/AA+/AA	2,323,055
	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa2/AA+/AA	2,457,089
	State of Hawaii, Series FB
6,225,000	5.000%, 04/01/27	Aa2/AA+/AA	7,430,783
2,255,000	4.000%, 04/01/29	Aa2/AA+/AA	2,564,138

4  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	State (continued)
	State of Hawaii, Series FG
$ 1,265,000	5.000%, 10/01/28	Aa2/AA+/AA	$ 1,532,042
	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa2/AA+/AA	972,230
4,055,000	5.000%, 10/01/28	Aa2/AA+/AA	4,911,010
	State of Hawaii, Series FN
2,515,000	5.000%, 10/01/29	Aa2/AA+/AA	3,115,783
1,215,000	5.000%, 10/01/31	Aa2/AA+/AA	1,495,859
	State of Hawaii, Series FT
10,100,000	5.000%, 01/01/29	Aa2/AA+/AA	12,634,292
1,680,000	5.000%, 01/01/30	Aa2/AA+/AA	2,088,744
4,100,000	5.000%, 01/01/33	Aa2/AA+/AA	5,070,880
1,095,000	5.000%, 01/01/38	Aa2/AA+/AA	1,342,919
	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa2/AA+/AA	3,318,690
4,000,000	4.000%, 01/01/25	Aa2/AA+/AA	4,469,120
	Total State		104,602,065
	Total General Obligation Bonds		261,658,612

	Revenue Bonds (39.8%)
	Airport (3.5%)
	State of Hawaii Airport System Revenue Refunding, AMT
1,500,000	5.000%, 07/01/23	A1/A+/A+	1,507,395
3,000,000	5.000%, 07/01/45	A1/A+/A+	3,440,400
	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/A+/A+	4,976,200
2,000,000	5.000%, 07/01/32	A1/A+/A+	2,472,360
	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/A+/A+	2,333,760
	State of Hawaii Airport System Revenue Refunding, Series 2011, AMT
890,000	5.000%, 07/01/24	A1/A+/A+	915,588
	State of Hawaii Airport System Revenue, Series 2015A, AMT
2,000,000	5.000%, 07/01/41	A1/A+/A+	2,291,220

5  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Airport (continued)
	State of Hawaii Airport System Revenue, Series 2020A, AMT
$ 3,000,000	5.000%, 07/01/32	A1/A+/A+	$ 3,830,100
	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
360,000	5.000%, 08/01/23	A2/A/A	390,661
	Total Airport		22,157,684

	Education (5.3%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute) Series 2020
340,000	4.000%, 01/01/28	NR/BBB+/NR	389,538
360,000	4.000%, 01/01/29	NR/BBB+/NR	417,197
270,000	4.000%, 01/01/32	NR/BBB+/NR	311,623
540,000	4.000%, 01/01/33	NR/BBB+/NR	621,324
435,000	3.000%, 01/01/34	NR/BBB+/NR	455,954
300,000	3.000%, 01/01/35	NR/BBB+/NR	313,542
280,000	3.000%, 01/01/36	NR/BBB+/NR	291,883
	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa3/NR/AA	500,000
1,695,000	5.000%, 10/01/25	Aa3/NR/AA	1,996,032
4,635,000	5.000%, 10/01/29	Aa3/NR/AA	5,561,536
3,825,000	5.000%, 10/01/31	Aa3/NR/AA	4,575,618
	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa3/NR/AA	1,133,471
1,250,000	4.000%, 10/01/24	Aa3/NR/AA	1,385,662
1,125,000	5.000%, 10/01/25	Aa3/NR/AA	1,324,800
1,065,000	5.000%, 10/01/26	Aa3/NR/AA	1,248,617
	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa3/NR/AA	1,878,272
1,335,000	5.000%, 10/01/29	Aa3/NR/AA	1,649,526
2,080,000	5.000%, 10/01/30	Aa3/NR/AA	2,563,725
2,690,000	5.000%, 10/01/31	Aa3/NR/AA	3,311,820
	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa3/NR/AA	1,110,260

6  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Education (continued)
	University of Hawaii, 2020B, Refunding
$ 230,000	5.000%, 10/01/23	Aa3/NR/AA	$ 251,675
	University of Hawaii, 2020D, Refunding
2,000,000	4.000%, 10/01/33	Aa3/NR/AA	2,418,740
	Total Education		33,710,815

	Housing (0.3%)
	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,854,620
	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	185,000
	Total Housing		2,039,620

	Medical (6.7%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
200,000	5.000%, 07/01/22	A1/NR/AA-	207,132
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,080,080
685,000	5.000%, 07/01/25	A1/NR/AA-	738,608
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,459,809
280,000	5.000%, 07/01/28	A1/NR/AA-	301,658
20,000	5.500%, 07/01/43	A1/NR/AA-	21,629
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
225,000	5.000%, 07/01/30	A1/NR/AA-	242,404
415,000	5.125%, 07/01/31	A1/NR/AA-	448,001

7  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Medical (continued)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
$ 1,105,000	5.000%, 07/01/23	A1/AA-/NR	$ 1,196,317
4,725,000	5.000%, 07/01/24	A1/AA-/NR	5,311,750
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,630,557
1,715,000	5.000%, 07/01/26	A1/AA-/NR	1,992,178
2,400,000	5.000%, 07/01/27	A1/AA-/NR	2,783,040
850,000	5.000%, 07/01/28	A1/AA-/NR	984,640
15,420,000	5.000%, 07/01/35	A1/AA-/NR	17,665,306
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A	1,005,480
3,575,000	5.125%, 11/15/32	NR/NR/A	3,723,970
	Total Medical		42,792,559

	Transportation (10.3%)
	State of Hawaii Harbor System, Series 2020A, AMT
1,000,000	4.000%, 07/01/33	Aa3/NR/AA-	1,186,920
10,000,000	4.000%, 07/01/36	Aa3/NR/AA-	11,746,800
9,000,000	4.000%, 07/01/37	Aa3/NR/AA-	10,540,350
	State of Hawaii Harbor System, Series 2020C
50,000	5.000%, 07/01/29	Aa3/NR/AA-	64,355
200,000	4.000%, 07/01/34	Aa3/NR/AA-	241,072
560,000	4.000%, 07/01/37	Aa3/NR/AA-	669,301
875,000	4.000%, 07/01/38	Aa3/NR/AA-	1,043,201
	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 01/01/25	Aa2/AA+/AA	1,126,810
1,000,000	5.000%, 01/01/26	Aa2/AA+/NR	1,186,980
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,020,300
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,973,750
2,200,000	5.000%, 01/01/31	Aa2/AA+/NR	2,792,482

8  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Transportation (continued)
	State of Hawaii Highway Revenue, Series A (continued)
$ 4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	$ 5,414,097
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,074,352
1,000,000	5.000%, 01/01/32	Aa2/AA+/NR	1,264,810
	State of Hawaii Highway Revenue, Series B
1,340,000	5.000%, 01/01/27	Aa2/AA+/AA	1,613,440
	State of Hawaii Highway Revenue, Series 2021
2,000,000	5.000%, 01/01/33	Aa2/AA+/NR	2,644,860
3,000,000	5.000%, 01/01/34	Aa2/AA+/NR	3,953,400
1,000,000	5.000%, 01/01/35	Aa2/AA+/NR	1,313,770
3,000,000	5.000%, 01/01/39	Aa2/AA+/NR	3,880,230
	Total Transportation		65,751,280

	Utility (4.9%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
11,320,000	3.100%, 05/01/26	Baa1/NR/A-	12,347,403
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
4,000,000	4.000%, 03/01/37	Baa1/NR/A-	4,408,440
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015
6,300,000	3.200%, 07/01/39	Baa1/NR/A-	6,822,774
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015, AMT
500,000	3.250%, 01/01/25	Baa1/NR/A-	537,825

9  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Utility (continued)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2019, AMT
$ 7,000,000	3.500%, 10/01/49	Baa1/NR/A-	$ 7,271,670
	Total Utility		31,388,112

	Water & Sewer (7.6%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,081,910
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,160,316
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,018,944
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2020A
500,000	5.000%, 07/01/27	NR/AAA/AA+	618,360
1,565,000	5.000%, 07/01/33	NR/AAA/AA+	2,043,405
2,105,000	4.000%, 07/01/36	NR/AAA/AA+	2,542,566
1,890,000	4.000%, 07/01/37	NR/AAA/AA+	2,275,995
2,060,000	4.000%, 07/01/39	NR/AAA/AA+	2,468,168
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2021A
500,000	5.000%, 07/01/32	NR/AAA/AA+	672,770
525,000	5.000%, 07/01/33	NR/AAA/AA+	703,857
35,000	4.000%, 07/01/39	NR/AAA/AA+	42,670
1,565,000	4.000%, 07/01/46	NR/AAA/AA+	1,874,807
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,255,980
2,095,000	5.000%, 07/01/25	Aa2/NR/AA	2,448,866
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
2,075,000	5.000%, 07/01/34	Aa2/NR/AA	2,468,441

10  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016B
$ 635,000	5.000%, 07/01/35	Aa2/NR/AA	$ 753,777
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,323,300
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019A
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,255,980
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,637,470
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019B
1,000,000	4.000%, 07/01/34	Aa2/NR/AA	1,195,300
900,000	4.000%, 07/01/38	Aa2/NR/AA	1,065,213
	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,667,520
	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2019A
1,375,000	3.000%, 07/01/26	Aa3/NR/AA-	1,523,225
1,050,000	3.000%, 07/01/27	Aa3/NR/AA-	1,171,464
	Total Water & Sewer		48,270,304

	Other (1.2%)
	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	A1/NR/NR	946,923
600,000	5.000%, 04/01/23	A1/NR/NR	641,844
500,000	5.000%, 04/01/24	A1/NR/NR	556,485
945,000	5.000%, 04/01/26	A1/NR/NR	1,124,352
905,000	5.000%, 04/01/29	A1/NR/NR	1,090,444
840,000	5.000%, 04/01/30	A1/NR/NR	1,006,715

11  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Other (continued)
	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
$ 330,000	5.000%, 11/01/24	Aa3/NR/NR	$ 375,339
145,000	5.000%, 11/01/25	Aa3/NR/NR	170,374
1,115,000	5.000%, 11/01/27	Aa3/NR/NR	1,383,035
	Total Other		7,295,511
	Total Revenue Bonds		253,405,885

	Pre-Refunded\Escrowed to Maturity Bonds (17.7%)††
	Pre-Refunded\Escrowed to Maturity General Obligation Bonds (8.6%)
	City & County (4.5%)
	City and County of Honolulu, Hawaii, Series A, Pre-refunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/NR	2,104,600
5,000,000	5.000%, 11/01/27	Aa1/NR/NR	5,261,500
5,000,000	5.000%, 11/01/31	Aa1/NR/NR	5,261,500
5,000,000	5.000%, 11/01/32	Aa1/NR/NR	5,261,500
	County of Hawaii, Series A, Pre-refunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA/AA+	1,566,435
	County of Hawaii, 2013-Series A, Pre-refunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA/AA+	522,145
1,000,000	5.000%, 09/01/25	Aa2/AA/AA+	1,044,290
1,000,000	5.000%, 09/01/27	Aa2/AA/AA+	1,044,290
1,000,000	5.000%, 09/01/28	Aa2/AA/AA+	1,044,290
	County of Kauai, Hawaii, Refunding, Series A
1,300,000	4.000%, 08/01/24	Aa2/AA/NR	1,341,574
970,000	3.000%, 08/01/25	Aa2/AA/NR	992,785
615,000	3.000%, 08/01/26	Aa2/AA/NR	629,446
2,280,000	4.500%, 08/01/28	Aa2/AA/NR	2,362,308
345,000	5.000%, 08/01/29	Aa2/AA/NR	358,879
	Total City & County		28,795,542

12  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	Pre-Refunded\Escrowed to Maturity Bonds (continued)††	Ratings Moody’s, S&P and Fitch	Value
	State (4.1%)
	State of Hawaii, Series DZ, Pre-refunded to 12/01/21 @100
$ 3,710,000	5.000%, 12/01/26	NR/NR/NR*	$ 3,738,456
8,845,000	5.000%, 12/01/29	NR/NR/NR*	8,912,841
1,735,000	5.000%, 12/01/29	Aa2/AA+/NR	1,748,446
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,252,367
2,315,000	5.000%, 12/01/30	Aa2/AA+/NR	2,332,941
	State of Hawaii, Series EE, Pre-refunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa2/AA+/NR	84,184
45,000	5.000%, 11/01/24	NR/NR/NR*	47,354
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,509,736
40,000	5.000%, 11/01/26	NR/NR/NR*	42,092
70,000	5.000%, 11/01/27	NR/NR/NR*	73,661
220,000	5.000%, 11/01/27	Aa2/AA+/NR	231,506
	State of Hawaii, Series EH, Pre-refunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa2/AA+/NR	1,957,662
	Total State		25,931,246
	Total Pre-Refunded\Escrowed to Maturity General Obligation Bonds		54,726,788

	Pre-Refunded\Escrowed to Maturity Revenue Bonds (9.1%)
	Transportation (2.2%)
	State of Hawaii Highway Revenue, Series A, Pre-refunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/NR	6,071,040
4,140,000	5.000%, 01/01/29	Aa2/AA+/NR	4,189,018
3,980,000	5.000%, 01/01/30	Aa2/AA+/NR	4,027,123
	Total Transportation		14,287,181

	Water & Sewer (6.9%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	4,950,646
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,115,839

13  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Principal Amount	Pre-Refunded\Escrowed to Maturity Bonds (continued)††	Ratings Moody’s, S&P and Fitch	Value
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A (continued)
$ 5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	$ 5,201,523
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,149,926
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,621,379
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
875,000	5.000%, 07/01/27	Aa2/NR/AA+	987,971
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	1,975,943
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2014A
360,000	5.000%, 07/01/29	Aa2/NR/AA+	406,480
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012A, Pre-refunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/NR	1,036,160
1,000,000	5.000%, 07/01/31	Aa2/NR/NR	1,036,160
1,500,000	5.000%, 07/01/32	Aa2/NR/NR	1,554,240
2,500,000	5.000%, 07/01/42	Aa2/NR/NR	2,590,400
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012B
2,000,000	4.000%, 07/01/28	Aa2/NR/NR	2,056,740
3,000,000	4.000%, 07/01/30	Aa2/NR/NR	3,085,110
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,150,000	5.000%, 07/01/30	Aa2/NR/AA	2,516,038
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,329,925
	Total Water & Sewer		43,614,480
	Total Pre-Refunded\Escrowed to Maturity Revenue Bonds		57,901,661
	Total Pre-Refunded\Escrowed to Maturity Bonds		112,628,449
	Total Municipal Bonds (cost $601,382,464)		627,692,946

14  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Shares	Short-Term Investment (0.4%)	Ratings Moody’s, S&P and Fitch	Value
2,731,148	Dreyfus Government Cash Management, Institutional Shares, 0.03%** (cost $2,731,148)	Aaa-mf/AAAm/NR	$ 2,731,148

	Total Investments (cost $604,113,612 - note 4)	98.9%	630,424,094
	Other assets less liabilities	1.1	6,725,520
	Net Assets	100.0%	$ 637,149,614

Portfolio Distribution By Quality Rating	Percentage of Investments†
Aaa and Aaa-mf of Moody's or AAA of S&P or Fitch and AAAm of S&P	2.5%
Pre-refunded bonds††	17.9
Aa of Moody's or AA of S&P or Fitch	69.1
A of Moody's or S&P or Fitch	10.1
BBB of S&P	0.4
100.0%

PORTFOLIO ABBREVIATIONS
AMT - Alternative Minimum Tax COP - Certificates of Participation FHLMC - Federal Home Loan Mortgage Corp. NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

15  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2021 (unaudited)

ASSETS
Investments at value (cost $604,113,612)	$630,424,094
Interest receivable	7,338,398
Receivable for Trust shares sold	762,494
Other assets	57,668
Total assets	638,582,654

LIABILITIES
Payable for Trust shares redeemed	783,127
Advisory and Administrative fees payable	237,291
Dividends payable	172,891
Distribution and service fees payable	1,981
Accrued expenses payable	237,750
Total liabilities	1,433,040
NET ASSETS	$637,149,614

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share	$557,316
Additional paid-in capital	609,402,827
Total distributable earnings	27,189,471
$637,149,614
CLASS A
Net Assets	$540,471,355
Capital shares outstanding	47,285,527
Net asset value and redemption price per share	$11.43
Maximum offering price per share (100/97 of $11.43)	$11.78

CLASS C
Net Assets	$17,597,978
Capital shares outstanding	1,540,643
Net asset value and offering price per share	$11.42

CLASS F
Net Assets	$258,132
Capital shares outstanding	22,535
Net asset value, offering and redemption price per share	$11.45

CLASS Y
Net Assets	$78,822,149
Capital shares outstanding	6,882,937
Net asset value, offering and redemption price per share	$11.45

See accompanying notes to financial statements.

16  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENT OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 2021 (unaudited)

Investment Income
Interest income		$7,574,300

Expenses
Investment Adviser fee (note 3)	$747,971
Administrator/Business Manager fee (note 3)	715,451
Distribution and service fee (note 3)	647,007
Transfer and shareholder servicing agent fees	224,946
Trustees’ fees and expenses (note 7)	99,389
Legal fees	70,946
Fund accounting fees	69,788
Registration fees and dues	27,146
Insurance	16,017
Auditing and tax fees	15,593
Custodian fees	11,632
Shareholders’ reports and proxy statements	9,804
Compliance services (note 3)	4,052
Credit facility fees (note 10)	3,401
Miscellaneous	5,777

Total expenses		2,668,920
Net investment income		4,905,380

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	221,604
Change in unrealized appreciation on investments	(2,809,463)

Net realized and unrealized gain on investments		(2,587,859)
Net change in net assets resulting from operations		$2,317,521

See accompanying notes to financial statements.

17  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
OPERATIONS
Net investment income	$4,905,380	$10,872,984
Realized gain (loss) from securities transactions	221,604	656,097
Change in unrealized appreciation on investments	(2,809,463)	7,007,259
Change in net assets resulting from operations	2,317,521	18,536,340

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(4,165,526)	(10,405,247)

Class C Shares	(66,682)	(240,092)

Class F Shares	(2,036)	(3,146)

Class Y Shares	(671,136)	(1,510,211)
Change in net assets from distributions	(4,905,380)	(12,158,696)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	25,785,838	54,091,280
Reinvested dividends and distributions	3,784,104	9,364,358
Cost of shares redeemed	(35,422,710)	(70,522,914)
Change in net assets from capital share transactions	(5,852,768)	(7,067,276)

Change in net assets	(8,440,627)	(689,632)

NET ASSETS:
Beginning of period	645,590,241	646,279,873
End of period	$637,149,614	$645,590,241

See accompanying notes to financial statements.

18  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2021 (unaudited)

1. Organization

Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class F Shares and Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class F Shares and Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.
b)	Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

19  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2021:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices – Short-Term Investment	$2,731,148
Level 2 – Other Significant Observable Inputs – Municipal Bonds	627,692,946
Level 3 – Significant Unobservable Inputs	—
Total	$630,424,094
* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.
d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.
e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2018-2020) or expected to be taken in the Trust’s 2021 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications had no effect on net assets or net asset value per share. For the year ended March 31, 2021, there were no items identified that have been reclassified among components of net assets.
i)	The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a)	Management Arrangements:

The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments. Aquila Investment Management LLC (the “Administrator/Business Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator/Business Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

Under a Compliance Agreement with the Administrator/Business Manager, the Administrator/Business Manager is additionally compensated by the Trust for compliance related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Specific details as to the nature and extent of the services provided by the Adviser and the Administrator/Business Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

b)	Distribution and Service Fees:

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2021, distribution fees on Class A Shares amounted to $552,659 of which the Distributor retained $38,252.

Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2021, amounted to $70,761. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2021, amounted to $23,587. The total of these payments made with respect to Class C Shares amounted to $94,348 of which the Distributor retained $22,550.

Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Trust’s shares are sold primarily through the facilities of these financial intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2021, total commissions on sales of Class A Shares amounted to $57,566, of which the Distributor received $15,082.

c)	Transfer and shareholder servicing fees:

The Trust occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

4. Purchases and Sales of Securities

During the six months ended September 30, 2021, purchases of securities and proceeds from the sales of securities aggregated $37,031,277 and $37,883,376, respectively.

At September 30, 2021, the aggregate tax cost for all securities was $604,113,612. At September 30, 2021, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $26,848,353 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $537,871 for a net unrealized appreciation of $26,310,482.

5. Portfolio Orientation

Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	1,374,827	$15,843,855	2,979,306	$34,436,263
Reinvested dividends and distributions	282,213	3,248,393	703,934	8,132,627
Cost of shares redeemed	(2,219,546)	(25,571,245)	(4,535,051)	(52,333,138)
Net change	(562,506)	(6,478,997)	(851,811)	(9,764,248)

Class C Shares
Proceeds from shares sold	134,398	1,548,022	172,199	1,987,562
Reinvested dividends and distributions	4,860	55,904	16,947	195,693
Cost of shares redeemed	(330,622)	(3,808,711)	(567,814)	(6,561,726)
Net change	(191,364)	(2,204,785)	(378,668)	(4,378,471)

Class F Shares
Proceeds from shares sold	5,681	65,519	15,734	182,318
Reinvested dividends and distributions	177	2,036	272	3,148
Cost of shares redeemed	(9,002)	(103,892)	(59)	(686)
Net change	(3,144)	(36,337)	15,947	184,780

Class Y Shares
Proceeds from shares sold	722,062	8,328,442	1,509,257	17,485,137
Reinvested dividends and distributions	41,431	477,771	89,240	1,032,890
Cost of shares redeemed	(514,442)	(5,938,862)	(1,006,741)	(11,627,364)
Net change	249,051	2,867,351	591,756	6,890,663
Total transactions in Trust shares	(507,963)	$(5,852,768)	(622,776)	$(7,067,276)

7. Trustees’ Fees and Expenses

At September 30, 2021, there were 4 Trustees, one of whom is affiliated with the Administrator/Business Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2021 was $99,389. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2021, due to the COVID-19 pandemic, such meeting-related expenses amounted to $0.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

8. Securities Traded on a When-Issued Basis

The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash at the shareholder’s option. The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

The tax character of distributions was as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2020
Net tax-exempt income	$10,859,333	$11,903,399
Ordinary Income	16,825	117,440
Capital gains	1,282,538	163,208
	$12,158,696	$12,184,047

As of March 31, 2021, the components of distributable earnings on a tax basis were:

Unrealized appreciation	$29,119,945
Undistributed tax-exempt income	212,816
Other temporary differences	(205,125)
Undistributed net realized gains	649,694
$29,777,330

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2021 (unaudited)

The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the deduction of distributions payable.

10. Credit Facility

Since August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds (comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 24, 2022 (per the August 25, 2021 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,
b)	interest on amounts borrowed for temporary or emergency purposes by the fund (at the applicable per annum rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the One-month Eurodollar Rate plus 1% or (ii) the sum of the higher of (a) the Prime Rate, (b) the Federal Funds Effective Rate, or (c) the One-month Eurodollar Rate plus 1%).

There were no borrowings under the credit agreement during the six months ended September 30, 2021.

11. Ongoing Events: COVID-19

The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. Rates of inflation have risen. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Trust’s investments. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures will not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

26  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	9/30/21	Year Ended March 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.48	$11.36	$11.29	$11.14	$11.32	$11.61
Income (loss) from investment operations:
Net investment income(1)	0.09	0.19	0.21	0.23	0.22	0.23
Net gain (loss) on securities (both realized and unrealized)	(0.05)	0.14	0.07	0.15	(0.18)	(0.29)
Total from investment operations	0.04	0.33	0.28	0.38	0.04	(0.06)
Less distributions (note 9):
Dividends from net investment income	(0.09)	(0.19)	(0.21)	(0.23)	(0.22)	(0.23)
Distributions from capital gains	—	(0.02)	—†	—	—	—
Total distributions	(0.09)	(0.21)	(0.21)	(0.23)	(0.22)	(0.23)
Net asset value, end of period	$11.43	$11.48	$11.36	$11.29	$11.14	$11.32
Total return (not reflecting sales charge)	0.32%(2)	2.97%	2.51%	3.42%	0.38%	(0.54)%
Ratios/supplemental data
Net assets, end of period (in millions)	$540	$549	$553	$571	$609	$657
Ratio of expenses to average net assets	0.82%(3)	0.83%	0.88%	0.85%	0.82%	0.83%
Ratio of net investment income to average net assets	1.51%(3)	1.68%	1.84%	2.03%	1.98%	1.99%
Portfolio turnover rate	6%(2)	9%	12%	10%	21%	27%

†     Capital gain distribution less than $0.01.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

27  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	9/30/21	Year Ended March 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.47	$11.36	$11.28	$11.13	$11.32	$11.60
Income (loss) from investment operations:
Net investment income(1)	0.04	0.10	0.12	0.14	0.13	0.14
Net gain (loss) on securities (both realized and unrealized)	(0.05)	0.13	0.08	0.15	(0.19)	(0.28)
Total from investment operations	(0.01)	0.23	0.20	0.29	(0.06)	(0.14)
Less distributions (note 9):
Dividends from net investment income	(0.04)	(0.10)	(0.12)	(0.14)	(0.13)	(0.14)
Distributions from capital gains	—	(0.02)	—†	—	—	—
Total distributions	(0.04)	(0.12)	(0.12)	(0.14)	(0.13)	(0.14)
Net asset value, end of period	$11.42	$11.47	$11.36	$11.28	$11.13	$11.32
Total return (not reflecting CDSC)	(0.08)%(2)	2.06%	1.78%	2.59%	(0.51)%	(1.24)%
Ratios/supplemental data
Net assets, end of period (in millions)	$18	$20	$24	$29	$40	$49
Ratio of expenses to average net assets	1.62%(3)	1.63%	1.68%	1.65%	1.62%	1.63%
Ratio of net investment income to average net assets	0.71%(3)	0.87%	1.03%	1.22%	1.18%	1.19%
Portfolio turnover rate	6%(2)	9%	12%	10%	21%	27%

†     Capital gain distribution less than $0.01.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

28  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
	Six Months Ended 9/30/21 (unaudited)	Year Ended March 31, 2021	Year Ended March 31, 2020	For the Period November 30, 2018* through March 31, 2019
Net asset value, beginning of period	$11.50	$11.39	$11.30	$11.06
Income (loss) from investment operations:
Net investment income(1)	0.10	0.22	0.23	0.08
Net gain (loss) on securities (both realized and unrealized)	(0.05)	0.13	0.09	0.24
Total from investment operations	0.05	0.35	0.32	0.32
Less distributions (note 9):
Dividends from net investment income	(0.10)	(0.22)	(0.23)	(0.08)
Distributions from capital gains	—	(0.02)	—†	—
Total distributions	(0.10)	(0.24)	(0.23)	(0.08)
Net asset value, end of period	$11.45	$11.50	$11.39	$11.30
Total return	0.44%(2)	3.11%	2.91%	2.93%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$0.26	$0.30	$0.11	$0.02
Ratio of expenses to average net assets	0.59%(3)	0.59%	0.66%	0.67%(3)
Ratio of net investment income to average net assets	1.74%(3)	1.89%	2.00%	2.19%(3)
Portfolio turnover rate	6%(2)	9%	12%	10%(3)

*     Commencement of operations.

†    Capital gain distribution less than $0.01.

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

See accompanying notes to financial statements.

29  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	9/30/21	Year Ended March 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.50	$11.39	$11.31	$11.16	$11.34	$11.63
Income (loss) from investment operations:
Net investment income(1)	0.10	0.22	0.23	0.25	0.25	0.25
Net gain (loss) on securities (both realized and unrealized)	(0.05)	0.13	0.08	0.15	(0.18)	(0.29)
Total from investment operations	0.05	0.35	0.31	0.40	0.07	(0.04)
Less distributions (note 9):
Dividends from net investment income	(0.10)	(0.22)	(0.23)	(0.25)	(0.25)	(0.25)
Distributions from capital gains	—	(0.02)	—†	—	—	—
Total distributions	(0.10)	(0.24)	(0.23)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$11.45	$11.50	$11.39	$11.31	$11.16	$11.34
Total return	0.42%(2)	3.08%	2.80%	3.62%	0.58%	(0.33)%
Ratios/supplemental data
Net assets, end of period (in millions)	$79	$76	$69	$64	$58	$49
Ratio of expenses to average net assets	0.62%(3)	0.63%	0.69%	0.65%	0.62%	0.63%
Ratio of net investment income to average net assets	1.71%(3)	1.87%	2.03%	2.22%	2.18%	2.19%
Portfolio turnover rate	6%(2)	9%	12%	10%	21%	27%

†     Capital gain distribution less than $0.01.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

30  |  Hawaiian Tax-Free Trust

Additional Information:

Statement Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end management investment companies to adopt and implement written liquidity risk management programs that are reasonably designed to assess and manage liquidity risk. Liquidity risk is defined in the rule as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. In accordance with Rule 22e-4, Hawaiian Tax-Free Trust (the “Trust”) has adopted a Liquidity Risk Management (“LRM”) program (the “program”). The Trust’s Board of Trustees (the “Board”) has designated an LRM Committee consisting of employees of Aquila Investment Management LLC as the administrator of the program (the “Committee”).

The Board met on June 11, 2021 to review the program. At the meeting, the Committee provided the Board with a report that addressed the operation of the program and assessed its adequacy and effectiveness of implementation, and any material changes to the program (the “Report”). The Report covered the period from May 30, 2020 through April 30, 2021 (the “Reporting Period”).

During the Reporting Period, the Committee reviewed whether the Trust’s strategy is appropriate for an open-end fund structure taking into account less liquid and illiquid assets.

The Committee reviewed the Trust’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In classifying and reviewing the Trust’s investments, the Committee considered whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Trust would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity. The Committee considered the following information when determining the sizes in which the Trust would reasonably anticipate trading: historical net redemption activity, the Trust’s concentration in an issuer, shareholder concentration, Trust performance, Trust size, and distribution channels.

The Committee considered the Trust’s holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility applicable to the Aquila Group of Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds.

The Committee also performed an analysis to determine whether the Trust is required to maintain a Highly Liquid Investment Minimum (“HLIM”), and determined that the requirement to maintain an HLIM was inapplicable to the Trust because the Trust primarily holds highly liquid investments.

There were no material changes to the program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that the program is reasonably designed and operated effectively throughout the Review Period.

31  |  Hawaiian Tax-Free Trust

Additional Information (unaudited):

Renewal of the Investment Advisory Agreement

Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The Board of Trustees’ Contracts Committee, which is comprised of independent Trustees, met telephonically on August 25, 2021, first separately and then with the Trustees on September 10, 2021 to review and discuss the contract review materials that were provided in advance of the August 25, 2021 meeting. The Trustees considered, among other things, information presented by the Adviser and by Aquila Investment Management LLC (the “Administrator”). They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers (the “Consultant’s Report”).  In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

At the meeting held on September 10, 2021, based on their evaluation of the information provided by the Adviser, Administrator and the independent consultant, the Trustees of the Trust present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2022. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Adviser

The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the portfolio manager employed by the Adviser for the Trust and the Adviser’s facilities for credit analysis of the Trust’s portfolio securities. The Trustees noted the extensive experience of the portfolio manager, Ms. Janet Katakura. They considered the Adviser’s representation that it was actively seeking to hire a co-portfolio manager for the Trust. They also noted that the Adviser, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

32  |  Hawaiian Tax-Free Trust

The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (the Trust and eight other single-state intermediate and single-state long municipal bond funds, as classified by Morningstar; seven funds are similar to the Trust in size and charge a front-end sales charge and one is a no-load fund that also is a Hawaii state-specific tax-free municipal bond fund);
•	the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and
•	the Trust’s benchmark index, the Bloomberg Quality Intermediate Municipal Bond Index.

The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was lower than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2021. The Trustees noted the difference in the performance between the intermediate and long-maturity funds in the Peer Group. They also considered that the Trust’s average annual total return was less than the average annual total return of the benchmark index for each of the one, three, five and ten-year periods ended June 30, 2021.

The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Hawaii, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. They also considered that only two other funds in the Peer Group invest in Hawaii municipal obligations. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. They also noted that approximately 1.1% of the benchmark index consists of Hawaii bonds.

In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s standard deviation, a measure of volatility, was in the first quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2021. The Trustees further noted that the Fund’s Sharpe ratio was in the fifth quintile for the three and five-year periods ended June 30, 2021 when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

33  |  Hawaiian Tax-Free Trust

The Trustees discussed the Trust’s performance record with the Adviser and considered the Adviser’s view that the Trust’s performance, as compared to the Product Category for Performance and the Peer Group, was explained in part by the Trust’s somewhat higher-quality portfolio and lower duration. The Trustees considered that, in periods of volatility, the Trust has historically provided above average returns relative to the funds in the Product Category for Performance. They also considered data previously provided by the Adviser that reflected that, during turbulent market periods, the Trust historically has tended to outperform other Hawaii municipal bond funds, as well as the Adviser’s view that the better downside protection historically provided by the Trust in volatile markets is consistent with the expectations of the Trust’s shareholders. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Trust Expenses

The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and
•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

The Trustees noted the independent consultant’s report compared the aggregate advisory and administration fee for the Trust with the advisory fee data for the Peer Group and the Product Category for Expenses. The Trustees considered that the Trust’s contractual aggregate advisory and administration fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion).

The Trustees noted that the Trust’s actual aggregate advisory and administration fee was higher than the average actual management fee of the funds in both the Peer Group and the Product Category for Expenses, but equal to the median actual management fee of the funds in the Peer Group (in each case, after giving effect to fee waivers in effect for those funds). They noted that the Trust’s actual fees and expenses (for Class A shares) were higher than the average actual fees and expenses of the funds in the Peer Group but lower than the average actual fees and expenses of the funds in the Product Category for Expenses (after giving effect to fee waivers and expense reimbursements in effect for those funds).

The Trustees reviewed management fees charged by the Adviser to its other clients. The Trustees noted that, in most instances, the fee rates for those clients were lower than the fees paid to the Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Adviser to the Trust.

34  |  Hawaiian Tax-Free Trust

Profitability

The Adviser and the Administrator each provided materials which showed the profitability to the Adviser and the Administrator, respectively, of their services to the Trust, as well as material provided by the Administrator which showed the profitability to Aquila Distributors LLC (the “Distributor”) of distribution services provided to the Trust.

The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust. The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. The Trust has in place breakpoints in the advisory fee schedule based on the size of the Trust. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust

The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

35  |  Hawaiian Tax-Free Trust

Your Trust’s Expenses (unaudited)

As a Trust shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 4/1/21	Ending(1) Account Value 9/30/21	Expenses(2) Paid During Period 4/1/21 – 9/30/21	Ending Account Value 9/30/21	Expenses(2) Paid During Period 4/1/21 – 9/30/21	Net Annualized Expense Ratio
A	$1,000	$1,003.20	$4.12	$1,020.96	$4.15	0.82%
C	$1,000	$ 999.20	$8.12	$1,016.95	$8.19	1.62%
F	$1,000	$1,004.40	$2.96	$1,022.11	$2.99	0.59%
Y	$1,000	$1,004.20	$3.12	$1,021.96	$3.14	0.62%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

36  |  Hawaiian Tax-Free Trust

Information Available (unaudited)

Annual and Semi-Annual Reports and Complete Portfolio Holding Schedules

Your Trust’s Annual and Semi-Annual Reports are filed with the SEC twice a year. Each Report contains a complete Schedule of Portfolio Holdings, along with full financial statements and other important financial statement disclosures. Additionally, your Trust files a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Reports on Form N-PORT. Your Trust’s Annual and Semi-Annual Reports and N-PORT reports are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

In addition, your Trust’s Annual and Semi-Annual Reports and complete Portfolio Holdings Schedules for each fiscal quarter end are also available, free of charge, on your Trust’s website, www.aquilafunds.com (under the prospectuses & reports tab) or by calling us at 1-800-437-1000.

Portfolio Holdings Reports

In accordance with your Trust’s Portfolio Holdings Disclosure Policy, the Administrator also prepares a Portfolio Holdings Report as of each quarter end, which is typically posted to your Trust’s individual page at www.aquilafunds.com by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next Portfolio Holdings Report is made publicly available by being posted to www.aquilafunds.com. The quarterly Portfolio Holdings Report may be accessed, free of charge, by visiting www.aquilafunds.com or calling us at 1-800-437-1000.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2021, there were no proxies related to any portfolio instruments held by the Trust. As such, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the fiscal year ended March 31, 2021, $10,859,333 of dividends paid by Hawaiian Tax-Free Trust, constituting 89.3% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; $1,282,538 of dividends paid by the Trust constituting 10.5% of total dividends paid were capital gains distributions and the balance was ordinary dividend income.

Prior to February 15, 2022, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2021 calendar year.

37  |  Hawaiian Tax-Free Trust

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Administrator/Business Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Adviser

ASSET MANAGEMENT GROUP of

BANK of HAWAII

130 Merchant Street, Suite 370

Honolulu, Hawaii 96813

Board of Trustees

Glenn P. O’Flaherty, Chair

Diana P. Herrmann, Vice Chair

Catherine Luke

Randolph P. Perreira

Officers

Diana P. Herrmann, President

Sherri Foster, Senior Vice President

Paul G. O’Brien, Senior Vice President

Stephen J. Caridi, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer
and Treasurer
Anita Albano, Secretary

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

AQL-HISAR-1121

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.   INVESTMENTS

(a)                 Schedule I – Included in Item 1 above

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT COMPANIES

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED PURCHASERS

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.   CONTROLS AND PROCEDURES

(a)	Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that the information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant has carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	Change in Internal Controls. There have been no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

December 3, 2021

By:  /s/ Joseph P. DiMaggio

Chief Financial Officer and Treasurer

December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

December 3, 2021

By:  /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

December 3, 2021